Note 11 - Preferred Stock and Common Stock Transactions (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended						208 Months Ended
	Jun. 11, 2013	Nov. 03, 2005	Aug. 27, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2004	Dec. 31, 2000	Dec. 31, 2013
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding				1,000,000	1,000,000					1,000,000
Preferred Stock, Voting Rights				125
Common Stock, Voting Rights				one
Stock Issued During Period, Shares, Issued for Services					2,751,229
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 609,977					$ 405,000
Accrued Salaries (in Dollars)				418,440	143,167					418,440
Increase (Decrease) in Accrued Liabilities (in Dollars)				27,441
Share Price (in Dollars per share)				$ 0.02						$ 0.02
Proceeds from Warrant Exercises (in Dollars)							6,000	72,100
Stock Issued During Period, Shares, New Issues	250,000			100,000
Proceeds from Issuance of Common Stock (in Dollars)					12,500					8,163,410
Debt Conversion, Converted Instrument, Shares Issued				13,753,045	13,669,072
Treasury Stock, Shares, Retired			266,666
Stock Issued During Period, Value, New Issues (in Dollars)		625,066			516,111
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)				71,000	71,000					71,000
Debt Conversion, Converted Instrument, Amount (in Dollars)					1,420,446
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)				170,639	237,774	94,624
Warrants and Options Exercised [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Proceeds from Warrant Exercises (in Dollars)				127,000
Stock Issued During Period, Shares, New Issues				2,500,000	1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)					258,275
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)					46,000
Converted into Shares [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Interest Expense, Debt (in Dollars)				366,999
Stock Issued as Collateral [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				9,375,000
Series 2009 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares					500,000
Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)				$ 0.001						$ 0.001
Stock Issued During Period, Shares, Issued for Services				8,792,748
Chief Executive Officer [Member] | Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding					1,000,000
Officer [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,378,004
Stock Issued During Period, Value, Issued for Services (in Dollars)				104,980
Unsold Shares				63,586						63,586
Accrued Salaries (in Dollars)				28,713						28,713
Gifford Mabie [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					400,000
Stock Issued During Period, Value, New Issues (in Dollars)					$ 140,560
Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding					1,000,000